Benefit Plans and Stock-Based Compensation - Summary of Activity of Stock Option Plans and Arrangements (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2018	Mar. 25, 2017	Mar. 26, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding Beginning balance	874,162	666,162	441,162
Equity cash-out payment	(60,000)
Equity cash-outpayment	$ 1.08
Granted		218,000	235,000
Forfeited	(496)	(10,000)	(10,000)
Outstanding Ending balance	813,666	874,162	666,162
Outstanding Beginning balance	$ 1.13	$ 1.02	$ 1.15
Granted		1.43	0.78
Forfeited	1.05	0.78	1.10
Outstanding Ending balance	$ 1.13	$ 1.13	$ 1.02